SEGMENTAL AND GEOGRAPHIC INFORMATION AND REVENUE ANALYSIS	12 Months Ended
Dec. 31, 2012
SEGMENTAL AND GEOGRAPHIC INFORMATION AND REVENUE ANALYSIS
SEGMENTAL AND GEOGRAPHIC INFORMATION AND REVENUE ANALYSIS

21.                         SEGMENTAL AND GEOGRAPHIC INFORMATION AND REVENUE ANALYSIS

The Company operates in a single operating segment that includes the manufacture and distribution of oil pipes and related products. The Company’s chief operating decision maker is the Chief Executive Officer. The following table summarizes the Company’s net revenues in different geographic locations:

	Year ended
	December 31, 2010	December 31, 2011	December 31, 2012
Revenues
PRC	$294,946	$364,940	$312,121

Elsewhere in Asia
Malaysia	5,087	4,974	720
Singapore	3,542	3,528	166
Oman	—	8,278	36,940
Hong Kong	8,499	3,484	10,109
United Arab Emirates	691	3,272	3,223
Indonesia	2,278	3,867	8,551
Kuwait	8,549	—	14,421
Others	10,189	23,513	4,460
Subtotal	38,835	50,916	78,590

Canada	7,318	914	887
United States of America	45,414	43,334	52,073
Subtotal	52,732	44,248	52,960
Venezuela	62,295	153,506	43,683
Egypt	646	6,039	23,484
Turkey	2,802	61	14,611
Others	18,209	66,415	35,848
Total	$470,465	$686,125	$561,297

The net revenues consist of the following products:

	Year ended
	December 31, 2010	December 31, 2011	December 31, 2012
API products	$277,290	$446,223	$400,622
Non-API products	70,143	144,766	90,161
Iron ore	31,918	—	—
Other products	91,114	95,136	70,514
Total	$470,465	$686,125	$561,297

Most of the Company’s long-lived assets are located in the PRC.

Note:

API means the primary international standards for manufacturing OCTG including casing, tubing, drilling pipes and line pipes, established by the American Petroleum Institute. API products are defined as standard products. Non-API products are defined as non-standard products with unique qualifications which are developed to meet special needs, such as improved strength, higher corrosion resistance, improved sealing and premium connectors, among others. Non-API products may include premium connections and/or high chromium and high nickel bearing products.

Others include green pipes which are semi-finished pipes that can be further processed into end-products and trading of iron ores.